Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of balance sheet information related to operating leases
	December 31,
	2025	2024
	U.S. Dollars (in thousands)

Other current liabilities	1,779	2,204
Other long-term liabilities	3,857	2,208

Total lease liabilities	5,636	4,412

Schedule of minimum future rental payments operating leases
Year ended December 31,	U.S. Dollars (in thousands)
2026	2,046
2027	1,153
2028	672
2029	491
2030 and after	2,193
6,555
Less imputed interest	(919)

Total lease liabilities	5,636

Schedule of balance sheet information related to finance leases
	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Cost:
ROU assets – opening balance	4,881	-
ROU assets – additions	-	4,881
ROU assets – disposals	-	-
	4,881	4,881

Less accumulated depreciation	98	16

	4,783	4,865
	December 31,
	2025	2024
	U.S. Dollars (in thousands)

Other current liabilities	341	284
Other long-term liabilities	4,983	4,453

Total lease liabilities	5,324	4,737

Schedule of minimum future rental payments finance leases
Year ended December 31,	U.S. Dollars (in thousands)
2026	352
2027	352
2028	352
2029	5,466
2030 and after	-
6,522
Less imputed interest	(1,198)

Total lease liabilities	5,324